Prepayments and Premiums Under Operating Leases	12 Months Ended
Dec. 31, 2018
Prepayments and Premiums Under Operating Leases [Abstract]
PREPAYMENTS AND PREMIUMS UNDER OPERATING LEASES
21.	PREPAYMENTS AND PREMIUMS UNDER OPERATING LEASES

Amount
At January 1, 2017	2,570,682
additions for the year	30,672
charge for the year	(105,340)
translation adjustment	156,092
At December 31, 2017	2,652,106
additions for the year	26,899
charge for the year	(104,206)
translation adjustment	(124,532)
At December 31, 2018	2,450,267

Analyzed for reporting purposes as:

	As at December 31,
	2018	2017
Current asset	78,532	83,907
Non-current asset	2,371,735	2,568,199
	2,450,267	2,652,106

The amounts represent the prepayment of rentals for offices situated in the PRC. See Note 35.